Schedule of Investments (unaudited)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$300	$319,531
Series A, 5.00%, 09/01/23	325	346,159
Series B, 5.00%, 09/01/23	310	330,182
Alabama Public School & College Authority RB
Series C, 5.00%, 06/01/23	100	105,583
Series A, 3.00%, 06/01/23	85	87,500
Series A, 5.00%, 02/01/23	505	526,719
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/23	170	182,029
Series B, 5.00%, 01/01/23	290	301,547
City of Huntsville AL GOL
Series C, 5.00%, 05/01/23	130	136,900
Series D, 5.00%, 05/01/23	115	121,104
State of Alabama GO
Series A, 5.00%, 08/01/23	255	270,958
Series A, 5.00%, 11/01/23	400	428,448
Series C, 5.00%, 08/01/23	155	164,700
Series C, 5.00%, 11/01/23	290	310,625
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	175	185,413
University of Alabama at Birmingham RB, Series A, 5.00%,
10/01/23	135	144,023
		3,961,421
Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 5.00%, 09/01/23	165	175,607
State of Alaska GO, Series B, 5.00%, 08/01/23	75	79,682
		255,289
Arizona — 2.8%
Arizona Department of Transportation State Highway Fund
Revenue RB, 5.00%, 07/01/23	210	222,342
Arizona Health Facilities Authority RB, Series A, 5.00%,
01/01/23	35	36,390
Arizona School Facilities Board COP, Series A, 5.00%,
09/01/23	365	388,465
Arizona State University RB
5.00%, 08/01/23	150	159,387
Series B, 5.00%, 07/01/23	220	232,962
Series C, 5.00%, 07/01/23	295	312,381
Arizona Transportation Board RB
5.00%, 07/01/23	1,005	1,064,068
Series A, 5.00%, 07/01/23	100	105,877
Arizona Water Infrastructure Finance Authority RB, Series A,
5.00%, 10/01/23	170	181,597
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23	35	37,083
City of Phoenix AZ GO
4.00%, 07/01/23	685	715,848
5.00%, 07/01/23	120	127,088
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	735	778,734
5.50%, 07/01/23 (NPFGC)	85	90,654
Series A, 5.00%, 07/01/23	575	609,172
Series B, 5.00%, 07/01/23	610	646,297
Series D, 5.00%, 07/01/23	375	397,149
SeriesB, 5.00%, 07/01/23	140	148,331
City of Scottsdale AZ GO, 5.00%, 07/01/23	120	127,158
City of Tucson AZ Water System Revenue RB, Series A,
5.00%, 07/01/23	180	190,711
County of Pima AZ GOL, 4.00%, 07/01/23	310	324,005
Security	Par (000)	Value

Arizona (continued)
County of Pima AZ Sewer System Revenue RB, 5.00%,
07/01/23	$435	$460,757
Maricopa County Community College District GO, 5.00%,
07/01/23	200	211,871
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	75	79,452
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	42,099
Maricopa County Union High School District No.
210-Phoenix GO
5.00%, 07/01/23	280	296,579
Series B, 5.00%, 07/01/23	175	185,362
Regional Public Transportation Authority RB, 5.25%, 07/01/23	135	143,467
Salt River Project Agricultural Improvement & Power
District RB
5.00%, 01/01/23	365	379,602
Series A, 5.00%, 01/01/23	610	634,403
State of Arizona COP, 5.00%, 09/01/23	260	276,800
University of Arizona (The) RB
5.00%, 06/01/23	215	227,092
5.00%, 08/01/23	55	58,442
		9,891,625
Arkansas — 0.4%
State of Arkansas GO
4.25%, 06/01/23	35	36,612
5.00%, 04/01/23	315	330,634
5.00%, 10/01/23	685	731,611
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	112,467
		1,211,324
California — 10.7%
Alameda Unified School District-Alameda County/CA GO,
Series A, 0.00%, 08/01/23 (AGM)(a)	50	49,275
Anaheim Housing & Public Improvements Authority RB,
Series A, 5.00%, 10/01/23	175	186,697
Bay Area Toll Authority RB
5.00%, 04/01/23	100	104,939
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	100	104,975
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	135	142,091
Benicia Unified School District GO, Series B, 0.00%, 08/01/23
(NPFGC)(a)	80	78,852
California Educational Facilities Authority RB, Series T-5,
5.00%, 03/15/23	590	618,537
California Health Facilities Financing Authority RB
5.00%, 11/15/23	25	26,834
Series A, 4.00%, 03/01/23	70	72,480
Series A, 5.00%, 11/15/23	15	16,076
Series B, 5.00%, 11/15/23	110	117,887
California Infrastructure & Economic Development Bank RB,
Series A, 5.00%, 10/01/23	185	197,620
California State Public Works Board RB
5.00%, 09/01/23	200	212,988
Series A, 5.00%, 03/01/23	170	177,868
Series A, 5.00%, 09/01/23	175	186,365
Series A, 5.25%, 06/01/23 (ETM NPFGC)	15	15,891
Series B, 5.00%, 10/01/23	665	710,135
Series C, 5.00%, 11/01/23	65	69,599
Series D, 5.00%, 09/01/23	540	575,068
Series F, 5.00%, 05/01/23	135	142,114
Series F, 5.00%, 09/01/23	255	271,560

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 09/01/23	$20	$21,299
Series H, 5.00%, 06/01/23	180	190,049
Series H, 5.00%, 12/01/23	125	134,199
Series I, 5.00%, 11/01/23	545	583,563
California State University RB
Series A, 5.00%, 11/01/23	855	916,063
Series C, 5.00%, 11/01/23 (AGM)	120	128,578
Chabot-Las Positas Community College District GO, 4.00%,
08/01/23	195	204,396
City of Los Angeles CA GO, 5.00%, 09/01/23	350	372,901
City of Los Angeles CA Wastewater System Revenue RB,
Series B, 4.00%, 06/01/23	100	104,303
City of San Francisco CA Public Utilities Commission Water
Revenue RB
5.00%, 11/01/23	645	690,756
Series B, 5.00%, 11/01/23	100	107,094
Coast Community College District GO
5.00%, 08/01/26 (PR 08/01/23)	1,200	1,274,725
Series A, 5.00%, 08/01/23	100	106,165
Contra Costa Transportation Authority RB, Series A, 5.00%,
03/01/23	320	334,811
Contra Costa Water District RB, Series T, 5.00%, 10/01/23	120	128,207
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/23	185	195,430
Eastern Municipal Water District RB, Series A, 5.00%,
07/01/23	50	52,975
Escondido Union High School District GO, Series A, 0.00%,
08/01/23 (AGC)(a)	150	147,760
Folsom Cordova Unified School District School Facilities
Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/23
(NPFGC)(a)	195	191,311
Foothill-De Anza Community College District GO, 5.00%,
08/01/23	140	148,718
Huntington Beach Union High School District GO, 5.00%,
08/01/23	135	143,344
Irvine Ranch Water District SA, 5.00%, 02/01/23	30	31,302
Laguna Beach Unified School District GO, 4.00%, 08/01/23	155	162,445
Las Virgenes Unified School District GO
Series C, 0.00%, 11/01/23 (NPFGC)(a)	50	49,172
Series D, 0.00%, 09/01/23 (NPFGC)(a)	105	103,530
Long Beach Community College District GO, Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	163,088
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	395	419,964
Series C, 5.00%, 08/01/23	375	398,700
Los Angeles County Metropolitan Transportation Authority RB 5.00%, 07/01/23	125	132,420
Series A, 5.00%, 06/01/23	585	617,902
Series A, 5.00%, 07/01/23	725	768,034
Series C, 5.00%, 07/01/23	185	195,981
Los Angeles County Sanitation Districts Financing Authority
RB, 5.00%, 10/01/23	110	117,599
Los Angeles Department of Water & Power Power System
Revenue RB, Series E, 5.00%, 07/01/23	165	174,794
Los Angeles Department of Water & Power System
Revenue RB
Series A, 5.00%, 07/01/23	250	264,839
Series A, 5.00%, 07/01/23	445	471,414
Series B, 4.00%, 07/01/23	150	156,798
Series B, 5.00%, 07/01/23	165	174,794
Security	Par (000)	Value

California (continued)
Series D, 4.00%, 07/01/23	$205	$214,291
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/23	595	621,709
Series A, 5.00%, 07/01/23	1,975	2,091,365
Series C, 5.00%, 07/01/23	185	195,900
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/23	150	158,816
Series B, 5.00%, 09/01/23	75	79,858
Modesto Irrigation District RB, 5.00%, 10/01/23	220	235,046
Mount Diablo Unified School District/CA GO, Series F, 5.00%,
08/01/23	20	21,252
Municipal Improvement Corp. of Los Angeles RB, Series B,
5.00%, 11/01/23	400	428,955
Newport Mesa Unified School District GO, Series 2007, 0.00%, 08/01/23 (NPFGC)(a)	50	49,327
Orange County Water District RB, 5.00%, 08/15/23	45	47,887
Palomar Community College District GO, Series B, 0.00%,
08/01/23(a)	200	197,249
Rancho Santiago Community College District GO, 4.00%,
09/01/23	45	47,247
Riverside County Transportation Commission RB, Series A,
5.00%, 06/01/23	1,010	1,066,943
San Diego Community College District GO, 0.00%, 08/01/23(a)	35	34,591
San Diego County Regional Transportation Commission RB,
Series A, 5.00%, 04/01/23	75	78,749
San Diego County Water Authority RB, 5.00%, 05/01/23	100	105,347
San Diego Public Facilities Financing Authority RB, 5.00%,
10/15/23	65	69,522
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/23 (NPFGC)(a)	150	148,274
Series H-2, 3.00%, 07/01/23	200	206,258
Series H-2, 5.00%, 07/01/23	350	370,775
Series J-2, 5.00%, 07/01/23	135	143,013
San Diego Unified School District/CA RB, 5.00%, 07/01/23	225	238,355
San Francisco City & County Airport Commission San
Francisco International Airport RB, Series D, 5.00%,
05/01/23	135	142,131
San Jose Evergreen Community College District GO
5.00%, 09/01/23	180	191,837
Series A, 5.00%, 09/01/23	195	207,823
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	26,385
San Mateo County Community College District GO, Series A,
0.00%, 09/01/23 (NPFGC)(a)	160	157,759
San Mateo Joint Powers Financing Authority RB, Series A,
5.00%, 07/15/23	100	106,094
San Mateo Union High School District GO
Series A, 4.00%, 09/01/23	125	131,200
Series A, 5.00%, 09/01/23	125	133,179
Series B, 0.00%, 09/01/23 (NPFGC)(a)	130	128,200
Santa Clara County Financing Authority RB, Series Q, 5.00%,
05/15/23	105	110,742
Santa Clara Unified School District GO, 5.00%, 07/01/23	75	79,452
Santa Monica Community College District GO, Series A,
5.00%, 08/01/23	290	308,238
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	100	98,742
Series B, 4.00%, 08/01/23	200	209,576
Southern California Public Power Authority RB, Series A,
5.00%, 07/01/23	375	397,039

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California Department of Water Resources RB
5.00%, 12/01/23	$125	$134,271
Series AW, 5.00%, 12/01/23	115	123,529
Series AX, 5.00%, 12/01/23	415	445,778
Series BA, 5.00%, 12/01/23	235	252,429
State of California GO
4.00%, 03/01/23	75	77,641
4.00%, 05/01/23	230	239,358
4.00%, 10/01/23	315	331,028
5.00%, 02/01/23	100	104,270
5.00%, 08/01/23	2,015	2,138,918
5.00%, 09/01/23	920	979,295
5.00%, 10/01/23	930	992,641
5.00%, 11/01/23	1,805	1,931,737
5.00%, 12/01/23	370	397,019
Series B, 5.00%, 08/01/23	715	758,971
Series B, 5.00%, 09/01/23	635	675,926
Torrance Unified School District GO, 5.00%, 08/01/39
(PR 08/01/23)	230	244,322
University of California RB
Series AF, 5.00%, 05/15/23	335	353,276
Series AK, VRDN,5.00%, 05/15/48(b)	2,125	2,240,930
Series AO, 5.00%, 05/15/23	495	522,005
Series AR, 4.00%, 05/15/23	210	218,774
		37,098,518
Colorado — 0.7%
Adams County School District No. 1 GO, 4.00%, 12/01/23
(SAW)	250	263,826
Board of Water Commissioners City & County of Denver (The) RB, Series B, 5.00%, 09/15/23	130	138,706
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/23	430	461,309
Series B, 5.00%, 11/15/23	200	214,562
City of Colorado Springs Co. Utilities System Revenue RB,
Series C, 5.00%, 11/15/23	100	107,374
Denver City & County School District No. 1 GO, 5.00%,
12/01/23 (SAW)	240	258,073
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	120	117,707
Metro Wastewater Reclamation District RB, Series A, 5.00%,
04/01/23	500	524,996
University of Colorado RB, Series A-2, 5.00%, 06/01/23	290	306,191
		2,392,744
Connecticut — 1.9%
City of Stamford CT GO, 5.00%, 06/01/23	100	105,610
Connecticut State Health & Educational Facilities Authority RB Series 2014-A, VRDN,1.10%, 07/01/48(b)	500	501,954
Series C-2, VRDN,5.00%, 07/01/57(b)	1,030	1,074,403
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 06/01/23	125	132,047
State of Connecticut GO
Series A, 5.00%, 03/15/23	275	288,142
Series A, 5.00%, 04/15/23	520	546,516
Series A, 5.00%, 10/15/23	505	539,954
Series B, 3.00%, 06/01/23	150	154,412
Series B, 5.00%, 04/15/23	200	210,198
Series B, 5.00%, 05/15/23	335	353,143
Series D, 5.00%, 06/15/23	120	126,872
Series E, 5.00%, 09/01/23	190	202,339
Security	Par (000)	Value

Connecticut (continued)
Series E, 5.00%, 10/15/23	$100	$106,922
Series F, 5.00%, 09/15/23	175	186,602
Series F, 5.00%, 11/15/23	200	214,414
Series H, 5.00%, 11/15/23	120	128,649
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/23	100	106,787
Series A, 5.00%, 01/01/23	145	150,774
Series A, 5.00%, 08/01/23	275	292,039
Series A, 5.00%, 09/01/23	190	202,339
Series A, 5.00%, 10/01/23	455	485,882
Series B, 5.00%, 08/01/23	105	111,506
University of Connecticut RB
Series A, 4.00%, 02/15/23	50	51,711
Series A, 5.00%, 02/15/23	100	104,452
Series A, 5.00%, 04/15/23	100	105,099
		6,482,766
Delaware — 1.0%
City of Wilmington DE GO, 3.00%, 06/01/23	160	164,684
County of New Castle DE GO
5.00%, 04/01/23	120	126,013
5.00%, 10/01/23	215	229,778
Delaware River & Bay Authority RB, Series B, 5.00%,
01/01/23	40	41,581
Delaware Transportation Authority RB, 5.00%, 07/01/23	1,205	1,276,526
State of Delaware GO
5.00%, 02/01/23	405	422,584
Series C, 5.00%, 03/01/23	640	669,906
Series A, 5.00%, 02/01/23	90	93,907
Series B, 5.00%, 07/01/23	165	174,818
Series C, 5.00%, 03/01/23	140	146,542
Series D, 5.00%, 07/01/23	210	222,496
		3,568,835
District of Columbia — 0.8%
District of Columbia GO
Series A, 5.00%, 06/01/23	975	1,030,238
Series B, 5.00%, 06/01/23	350	369,829
District of Columbia RB
5.00%, 07/15/23	20	21,189
Series A, 5.00%, 12/01/23	470	505,393
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/23	150	160,258
Series B, 5.00%, 10/01/23	215	229,741
Series C, 5.00%, 10/01/23	130	138,891
Washington Metropolitan Area Transit Authority RB
Series A-1, 5.00%, 07/01/23	170	180,215
Series B, 5.00%, 07/01/23	220	233,058
		2,868,812
Florida — 3.9%
City of Jacksonville FL RB
5.00%, 10/01/23	110	117,542
Series C, 5.00%, 10/01/23	100	106,856
City of Orlando FL RB, Series B, 5.00%, 10/01/23	135	144,139
City of Tallahassee FL Utility System Revenue RB, 5.00%,
10/01/23	35	37,400
City of Tampa FL Sales Tax Revenue RB, 5.00%, 10/01/23	100	106,753
County of Broward FL Airport System Revenue RB, Series C,
5.00%, 10/01/23	110	117,390
County of Miami-Dade FL Aviation Revenue RB, 5.00%,
10/01/23	185	197,143

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade FL GO
5.00%, 07/01/23	$25	$26,466
Series 2015-D, 5.00%, 07/01/23	155	164,087
Series A, 5.00%, 07/01/23	390	412,864
County of Miami-Dade FL Transit System RB, 5.00%,
07/01/23	460	485,963
County of Miami-Dade FL Water & Sewer System Revenue RB 5.00%, 10/01/23	725	773,583
Series B, 5.00%, 10/01/23	90	96,031
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%,
01/01/23	130	135,225
County of Orange FL Water Utility System Revenue RB,
5.00%, 10/01/23	110	117,542
County of Seminole FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/23	180	192,279
Florida Department of Environmental Protection RB
5.00%, 07/01/23	475	503,264
Series A, 5.00%, 07/01/23	765	810,519
Florida Department of Management Services COP, Series A,
5.00%, 08/01/23	210	223,077
Florida Municipal Power Agency RB, Series A, 5.00%,
10/01/23	65	69,289
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/23	700	741,038
Series B, 5.00%, 07/01/23	625	661,642
Series C, 5.00%, 07/01/23	25	26,466
Hillsborough County School Board COP
5.00%, 07/01/23	100	105,761
Series A, 5.00%, 07/01/23	60	63,456
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	170	180,218
Miami-Dade County Expressway Authority RB, Series A,
4.00%, 07/01/23	85	88,656
Orange County School Board COP
Series A, 5.00%, 08/01/23	90	95,493
Series D, 5.00%, 08/01/23	50	53,052
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	270	288,511
Orlando-Orange County Convention Center RB, 5.00%,
10/01/23	270	287,722
Orlando-Orange County Expressway Authority RB, Series B,
5.00%, 07/01/23	150	158,597
Palm Beach County School District COP
Series A, 5.00%, 08/01/23	50	53,052
Series B, 5.00%, 08/01/23	150	159,155
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	21,184
Reedy Creek Improvement District GOL
5.00%, 06/01/23	125	131,962
Series A, 5.00%, 06/01/23	255	269,201
School Board of Miami-Dade County (The) COP, Series D,
5.00%, 02/01/23	150	156,436
School Board of Miami-Dade County (The) GO, 5.00%,
03/15/23	260	272,546
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	270	285,790
Series B, 5.00%, 07/01/23	170	179,942
Seminole County School Board COP, Series C, 5.00%,
07/01/23	20	21,152
State of Florida Department of Transportation Turnpike System
Revenue RB, Series B, 5.00%, 07/01/23	140	148,208
State of Florida GO
5.00%, 07/01/23	50	52,946
Security	Par (000)	Value

Florida (continued)
Series A, 5.00%, 06/01/23	$695	$733,897
Series A, 5.00%, 07/01/23	950	1,005,973
Series B, 5.00%, 06/01/23	595	628,301
Series C, 5.00%, 06/01/23	355	374,868
Series E, 5.00%, 06/01/23	210	221,753
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	235	248,881
Series B, 5.00%, 07/01/23	700	741,345
Volusia County School Board COP, Series A, 5.00%, 08/01/23
(BAM)	110	116,867
		13,411,483
Georgia — 1.4%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/23	160	171,379
Series A, 5.00%, 11/01/23	75	80,334
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	60	64,324
County of DeKalb GA Water & Sewerage Revenue RB, 5.00%, 10/01/23	135	144,140
County of Forsyth GA GO, Series B, 5.00%, 03/01/23	190	198,899
Forsyth County School District GO, 5.00%, 02/01/23	130	135,671
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/23	150	158,395
Gwinnett County Development Authority COP, 5.25%, 01/01/23 (NPFGC)	115	119,884
Gwinnett County Water & Sewerage Authority RB, 5.00%,
08/01/23	500	531,290
State of Georgia GO
Series A, 5.00%, 07/01/23	785	831,710
Series A-1, 5.00%, 02/01/23	450	469,538
Series C, 5.00%, 07/01/23	75	79,463
Series C-1, 5.00%, 07/01/23	150	158,925
Series D, 5.00%, 02/01/23	355	370,413
Series E, 5.00%, 12/01/23	140	150,410
Series F, 5.00%, 01/01/23	1,000	1,040,193
		4,704,968
Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB, Series B, 5.00%, 07/01/23	555	587,862
City & County of Honolulu HI GO
5.00%, 08/01/23	220	233,768
Series A, 5.00%, 09/01/23	120	127,813
Series A, 5.00%, 10/01/23	200	213,609
Series B, 4.00%, 10/01/23	100	105,156
Series B, 5.00%, 09/01/23	360	383,438
Series B, 5.00%, 10/01/23	100	106,805
Series C, 5.00%, 10/01/23	145	154,867
Series E, 4.00%, 09/01/23	145	152,169
County of Hawaii HI GO, Series D, 5.00%, 09/01/23	75	79,858
State of Hawaii GO
Series EH, 5.00%, 08/01/30 (PR 08/01/23)	325	345,188
Series EH-2017, 5.00%, 08/01/23 (ETM)	520	552,300
Series EO, 5.00%, 08/01/23 (ETM)	50	53,067
Series EP, 5.00%, 08/01/23	320	340,026
Series EY, 5.00%, 10/01/23	385	411,396
Series EZ, 5.00%, 10/01/23	50	53,428
Series FE, 5.00%, 10/01/23	300	320,569
Series FG, 4.00%, 10/01/23	135	142,030
Series FG, 5.00%, 10/01/23	70	74,799

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series FH, 5.00%, 10/01/23	$50	$53,428
Series FK, 4.00%, 05/01/23	75	78,061
Series FK, 5.00%, 05/01/23	215	226,440
Series FN, 5.00%, 10/01/23	130	138,913
State of Hawaii State Highway Fund RB
Series A, 5.00%, 01/01/23	100	104,019
Series B, 4.00%, 01/01/23	165	170,130
Series B, 5.00%, 01/01/23	280	291,254
		5,500,393
Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	110	116,538

Illinois — 2.0%
Chicago O’Hare International Airport RB
4.13%, 01/01/23	50	51,425
Series C, 5.00%, 01/01/23	100	103,785
Series B, 5.00%, 01/01/23	500	518,925
Series D, 5.00%, 01/01/23	90	93,406
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/23	200	210,590
Illinois Finance Authority RB
5.00%, 01/01/23	335	348,339
5.00%, 07/01/23	700	741,243
5.00%, 12/01/23	275	295,186
Series A, 5.00%, 10/01/23	135	144,047
State of Illinois GO
5.00%, 02/01/23	120	124,830
5.00%, 05/01/23	625	655,761
5.00%, 06/01/23	165	173,599
5.00%, 07/01/23	235	247,917
5.00%, 08/01/23	380	401,952
5.38%, 05/01/23	145	152,809
Series A, 5.00%, 04/01/23	250	261,569
Series A, 5.00%, 10/01/23	200	212,638
Series B, 5.00%, 03/01/23	250	260,821
Series B, 5.00%, 10/01/23	460	489,069
Series B, 5.00%, 12/01/23	50	53,421
Series D, 5.00%, 11/01/23	915	975,238
State of Illinois RB
5.00%, 06/15/23	325	342,178
First Series, 6.00%, 06/15/23 (NPFGC)	90	96,016
Series C, 4.00%, 06/15/23	25	25,982
		6,980,746
Indiana — 0.9%
Ball State University, Series R, 5.00%, 07/01/23	170	180,091
Indiana Finance Authority RB
5.00%, 10/01/23	250	266,968
Series A, 5.00%, 02/01/23	60	62,574
Series A, 5.00%, 06/01/23	120	126,766
Series A, 5.00%, 12/01/23	35	37,563
Series B, 5.00%, 02/01/23	55	57,360
Series C, 5.00%, 12/01/23	1,120	1,203,490
Indiana Municipal Power Agency RB, Series A, 5.00%,
01/01/23	130	135,188
Indiana University RB
Series A, 5.00%, 06/01/23	175	184,794
Series X, 5.00%, 08/01/23	185	196,491
Purdue University COP
5.25%, 07/01/23	145	154,115
Series A, 5.00%, 07/01/23	195	206,575
Security	Par (000)	Value

Indiana (continued)
Purdue University RB
Series A, 4.00%, 07/01/23	$85	$88,852
Series BB-1, 5.00%, 07/01/23	75	79,452
		2,980,279
Iowa — 0.3%
County of Polk IA GO, Series C, 5.00%, 06/01/23	220	232,403
Iowa City Community School District RB, 5.00%, 06/01/23	55	57,980
Iowa Finance Authority RB, 5.00%, 08/01/23	255	270,840
State of Iowa RB
5.00%, 06/15/23	145	153,283
Series A, 5.00%, 06/01/23	450	475,062
		1,189,568
Kansas — 0.4%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	135	142,611
Johnson County Water District No. 1 RB, Series A, 5.00%,
01/01/23	210	218,401
Kansas Development Finance Authority RB, Series B, 5.00%,
05/01/23	135	142,079
Sedgwick County Unified School District No. 259 Wichita GO,
Series A, 4.00%, 10/01/23	70	73,598
State of Kansas Department of Transportation RB, Series A,
5.00%, 09/01/23	685	729,373
Wyandotte County-Kansas City Unified Government GO,
Series D, 5.00%, 08/01/23	100	106,103
		1,412,165
Kentucky — 0.2%
Kentucky Asset Liability Commission RB, 5.25%, 09/01/23	500	534,347
Louisville & Jefferson County Metropolitan Sewer District RB,
Series C, 5.00%, 05/15/23	125	131,836
		666,183
Louisiana — 0.5%
State of Louiliana RB, Series A, 5.00%, 06/15/23	25	26,442
State of Louisiana GO
5.00%, 08/01/23	120	127,380
Series A, 4.00%, 09/01/23	75	78,659
Series A, 5.00%, 02/01/23	210	218,967
Series A, 5.00%, 04/01/23	35	36,720
Series C, 5.00%, 07/15/23	150	158,983
Series C, 5.00%, 08/01/23	500	530,749
State of Louisiana RB
5.00%, 06/15/23	300	317,307
5.00%, 09/01/23	60	63,926
		1,559,133
Maine — 0.6%
City of Portland ME GOL, 4.00%, 04/01/23	115	119,405
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/23	555	591,405
Series A, 5.00%, 11/01/23	125	133,935
Series C, 5.00%, 11/01/23	225	241,083
Maine Turnpike Authority RB, 5.00%, 07/01/23	90	95,316
State of Maine GO, Series B, 5.00%, 06/01/23	990	1,045,952
		2,227,096
Maryland — 3.9%
City of Baltimore MD GO, Series A, 5.00%, 10/15/23	200	213,949
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	330	349,443
County of Anne Arundel MD GOL
5.00%, 04/01/23	115	120,749
5.00%, 10/01/23	35	37,400

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Baltimore MD GO
5.00%, 02/01/23	$510	$532,248
5.00%, 11/01/23	180	192,867
County of Charles MD GO
5.00%, 10/01/23	1,030	1,100,974
5.00%, 11/01/23	10	10,718
County of Frederick MD GO, Series A, 5.00%, 08/01/23	240	255,056
County of Harford MD GO, 5.00%, 09/15/23	260	277,413
County of Howard MD GO, Series A, 5.00%, 02/15/23	155	162,000
County of Montgomery MD GO
5.00%, 11/01/23	125	134,026
Series A, 5.00%, 11/01/23	90	96,499
Series A, 5.00%, 12/01/23	675	725,702
Series B, 5.00%, 11/01/23	465	498,576
Series B, 5.00%, 12/01/23	620	666,571
Series C, 5.00%, 10/01/23	295	315,429
County of Prince George’s MD COP, 5.00%, 10/15/23	25	26,726
County of Prince George’s MD GO, Series A, 5.00%, 09/15/23	120	128,057
County of Prince George’s MD GOL, Series A, 5.00%,
07/01/23	235	249,018
State of Maryland Department of Transportation RB
4.00%, 09/01/23	305	320,326
5.00%, 02/15/23	690	721,162
5.00%, 09/01/23	200	213,184
5.00%, 10/01/23	910	972,705
State of Maryland GO
First Series, 5.00%, 06/01/23	715	755,606
Second Series, 5.00%, 08/01/23	90	95,674
Series A, 5.00%, 03/01/23	275	287,942
Series A, 5.00%, 08/01/23	510	542,153
Series B, 4.00%, 08/01/23	595	623,670
Series C, 5.00%, 08/01/23	1,320	1,403,219
Washington Suburban Sanitary Commission RB
4.00%, 06/01/23 (GTD)	185	192,985
5.00%, 06/01/23 (GTD)	725	765,875
5.00%, 06/15/23 (GTD)	575	608,252
		13,596,174
Massachusetts — 2.5%
City of Boston MA GO, Series A, 5.00%, 03/01/23	235	245,955
Commonwealth of Massachusetts Federal Highway Grant
Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	360	380,870
Commonwealth of Massachusetts GOL
Series 8, 5.00%, 07/01/23	175	185,413
Series A, 4.20%, 08/01/23 (AMBAC)	100	105,070
Series A, 5.00%, 03/01/23	260	272,149
Series A, 5.00%, 05/01/23	105	110,587
Series A, 5.00%, 07/01/23	235	248,983
Series B, 5.00%, 01/01/23	100	104,019
Series B, 5.00%, 07/01/23	1,030	1,091,288
Series B, 5.25%, 08/01/23	70	74,641
Series B, 5.25%, 09/01/23 (AGM)	225	240,640
Series C, 5.00%, 10/01/23	110	117,542
Series C, 5.50%, 12/01/23 (AMBAC)	500	541,706
Series D, 5.00%, 07/01/23	280	296,661
Series E, 5.00%, 11/01/23	985	1,055,409
Series H, 5.00%, 12/01/23	120	128,923
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/23	375	396,142
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/23	205	217,168
Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.25%, 07/01/23	$445	$472,975
Series C, 5.50%, 07/01/23	75	79,978
Massachusetts Bay Transportation Authority Sales Tax
Revenue RB, Series A, 5.00%, 07/01/23	325	344,291
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	215	228,488
Massachusetts Department of Transportation RB, Series C,
0.00%, 01/01/23 (NPFGC)(a)	85	84,341
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23	425	448,147
Series A, 5.00%, 11/15/23 (ETM)	85	91,163
Series A, 5.00%, 05/15/38 (PR 05/15/23)	325	342,485
Series C, 4.00%, 08/15/23 (ETM)	60	62,909
Massachusetts State College Building Authority RB
5.00%, 05/01/23 (ST INTERCEPT)	100	105,244
Series A, 4.00%, 05/01/23	150	156,007
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	115	122,161
Series B, 5.25%, 08/01/23 (AGM)	75	79,949
University of Massachusetts Building Authority RB, Series
2021-1, 5.00%, 11/01/23	330	353,410
		8,784,714
Michigan — 1.1%
County of Macomb MI GOL, 4.00%, 05/01/23	100	104,082
Great Lakes Water Authority Water Supply System Revenue
RB, Series A, 5.00%, 07/01/23	250	264,584
Michigan Finance Authority RB
5.00%, 11/15/23	50	53,520
Series B, 5.00%, 10/01/23	260	277,781
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	940	988,165
Series I, 5.00%, 10/15/23	210	224,609
State of Michigan GO
5.00%, 12/01/23	75	80,577
Series A, 5.00%, 05/01/23	55	57,926
Series A, 5.00%, 12/01/23	190	204,127
Series B, 5.00%, 11/01/23	20	21,430
State of Michigan RB, 5.00%, 03/15/23	500	523,262
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/23	70	75,019
University of Michigan RB, Series A, 5.00%, 04/01/23	700	734,911
Wayne County Airport Authority RB, Series G, 5.00%,
12/01/23	100	107,246
		3,717,239
Minnesota — 1.6%
City of Rochester MN Electric Utility Revenue RB, Series E,
5.00%, 12/01/23	25	26,826
County of Hennepin MN GO
5.00%, 12/01/23	305	327,678
Series C, 5.00%, 12/01/23	385	413,626
Series A, 5.00%, 12/01/23	95	102,064
Series C, 5.00%, 12/01/23	70	75,205
Elk River Independent School District No. 728 GO, Series A,
5.00%, 02/01/23	85	88,682
Metropolitan Council GO
Series A, 5.00%, 03/01/23	320	334,953
Series B, 5.00%, 12/01/23	225	241,687
Minnesota Municipal Power Agency RB, 5.00%, 10/01/23	30	31,969
Minnesota Public Facilities Authority RB, Series A, 5.00%,
03/01/23	285	298,381

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Southern Minnesota Municipal Power Agency RB, Series A,
5.00%, 01/01/23	$115	$119,342
State of Minnesota GO
Series D, 5.00%, 10/01/23	100	106,856
Series A, 5.00%, 08/01/23	495	525,978
Series B, 5.00%, 08/01/23	840	892,568
Series B, 5.00%, 10/01/23	250	267,140
Series D, 5.00%, 08/01/23	745	791,622
Series F, 5.00%, 10/01/23	175	186,998
State of Minnesota RB, Series A, 5.00%, 06/01/23	580	612,541
		5,444,116
Mississippi — 0.1%
State of Mississippi GO, Series F, 5.25%, 10/01/23	215	230,627

Missouri — 1.1%
City of Kansas City MO GO, Series A, 5.00%, 02/01/23	550	573,992
City of Springfield MO Public Utility Revenue RB, 5.00%,
08/01/23	175	185,681
Metropolitan St Louis Sewer District RB, Series B, 5.00%,
05/01/25 (PR 05/01/23)	175	184,244
Missouri Highway & Transportation Commission RB
Series A, 4.00%, 05/01/23	100	104,107
Series A, 5.00%, 05/01/23	220	231,763
Series B, 5.00%, 05/01/23	125	131,683
Series C, 5.00%, 02/01/23	620	647,046
Series S, 5.00%, 05/01/23	490	516,136
Missouri State Board of Public Buildings RB
5.00%, 10/01/23	225	240,388
Series A, 4.00%, 04/01/23	295	306,299
Series B, 5.00%, 10/01/23	120	128,207
Missouri State Environmental Improvement & Energy
Resources Authority RB
Series A, 5.00%, 07/01/23	160	169,520
Series B, 5.00%, 01/01/23	80	83,215
Series B, 5.00%, 07/01/23	405	429,099
		3,931,380
Nebraska — 0.3%
Nebraska Public Power District RB, Series B, 5.00%, 01/01/23	215	223,561
Omaha Public Power District RB, Series A, 5.00%, 02/01/23	740	771,673
		995,234
Nevada — 2.4%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	115	121,326
Clark County School District GOL
Series A, 5.00%, 06/15/23	300	317,349
Series A, 5.00%, 06/15/23	300	317,349
Series B, 5.00%, 06/15/23	260	275,036
Clark County Water Reclamation District GOL, 5.00%,
07/01/23	940	995,246
County of Clark Department of Aviation RB, Series A, 5.00%,
07/01/23	150	158,510
County of Clark NV GOL
5.00%, 06/01/23	75	79,177
5.00%, 11/01/23	580	620,934
Series A, 5.00%, 11/01/23	355	380,055
County of Clark NV Passenger Facility Charge Revenue RB,
5.00%, 07/01/23	250	264,219
County of Clark NV RB, 5.00%, 07/01/23	745	788,243
Las Vegas Valley Water District GOL
Series A, 5.00%, 06/01/23	570	602,136
Security	Par (000)	Value

Nevada (continued)
Series B, 5.00%, 12/01/23	$125	$134,294
Nevada System of Higher Education COP, Series A, 5.00%,
07/01/23	40	42,263
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/23	150	158,925
Series B, 5.00%, 07/01/23	100	105,950
State of Nevada GOL
Series D, 5.00%, 04/01/23	380	398,815
Series D-1, 5.00%, 03/01/23	675	706,241
Series H-1, 5.00%, 06/01/23	210	221,724
State of Nevada Highway Improvement Revenue RB, 5.00%,
12/01/23	1,060	1,137,810
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	230	243,686
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/23 (PSF)	190	200,582
Series F, 5.00%, 06/01/23	40	42,228
		8,312,098
New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act
RB, 5.00%, 07/01/23	125	132,128
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/23	100	106,367
Series C, 5.25%, 08/15/23 (HERBIP)	100	106,748
Series E, 5.00%, 08/15/23	125	132,958
State of New Hampshire GO, Series A, 5.00%, 03/01/23	200	209,346
		687,547
New Jersey — 1.8%
County of Monmouth NJ GO
5.00%, 01/15/23	120	124,957
5.00%, 07/15/23	115	121,939
Monmouth County Improvement Authority (The) RB
5.00%, 07/15/23	160	169,702
Series B, 4.00%, 08/01/23 (GTD)	115	120,453
Series B, 5.00%, 12/01/23 (GTD)	245	263,124
New Jersey Economic Development Authority RB
5.00%, 06/15/23	150	158,040
Series B, 5.00%, 11/01/23 (SAP)	470	501,050
Series DDD, 5.00%, 06/15/23	100	105,360
Series N-1, 5.50%, 09/01/23 (NPFGC)	200	213,703
Series NN, 5.00%, 03/01/23	800	834,719
Series UU, 5.00%, 06/15/23	50	52,680
Series XX, 5.00%, 06/15/23 (SAP)	305	321,347
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	95	99,965
5.00%, 06/15/23	140	147,504
Series B, 5.00%, 07/01/23	50	52,961
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/23	405	427,906
Series A, 5.75%, 06/15/23 (NPFGC)	100	106,377
Series AA, 5.00%, 06/15/23	505	532,066
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	10	10,397
Series B, 5.00%, 01/01/23	255	264,914
Series C, 5.00%, 01/01/23	170	176,609
State of New Jersey GO
5.00%, 06/01/23	560	589,423
Series A, 4.00%, 06/01/23	395	410,547
Series T, 5.00%, 06/01/23	350	368,389
		6,174,132

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico — 1.0%
County of Santa Fe NM GO, 5.00%, 07/01/23	$145	$153,564
County of Santa Fe NM RB, 5.00%, 06/01/23	185	195,202
New Mexico Finance Authority RB, Series B, 5.00%, 06/01/23	140	147,874
State of New Mexico GO
5.00%, 03/01/23	100	104,628
Series B, 5.00%, 03/01/23	600	627,770
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	155	164,110
Series A, 5.00%, 07/01/23	1,250	1,323,466
Series B, 4.00%, 07/01/23	390	407,450
Series B, 5.00%, 07/01/23	40	42,380
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23	130	136,973
Series C, 5.00%, 06/01/23	100	105,364
		3,408,781
New York — 10.1%
City of New York NY GO
Series 1, 5.00%, 08/01/23	375	398,236
Series A, 4.00%, 08/01/23	150	157,067
Series A, 5.00%, 08/01/23	340	361,067
Series A-1, 5.00%, 08/01/23	150	159,294
Series C, 5.00%, 08/01/23	2,075	2,203,570
Series C-1, 5.00%, 08/01/23	250	265,490
Series D, 5.00%, 08/01/23	35	37,169
Series D-1, 5.00%, 08/01/23	50	53,098
Series E, 5.00%, 08/01/23	210	223,012
Series G, 5.00%, 08/01/23	705	748,683
Series H, 5.00%, 08/01/23	765	812,401
Series I, 5.00%, 03/01/23	65	68,008
Series I, 5.00%, 03/01/23 (ETM)	10	10,458
Series I, 5.00%, 08/01/23	250	265,490
Series J, 5.00%, 08/01/23	800	849,569
County of Albany NY GOL, 4.00%, 08/01/23	100	104,742
County of Nassau NY GOL, Series C, 5.00%, 04/01/28
(PR 04/01/23) (AGM)	515	540,561
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%,
02/15/23	100	104,484
Long Island Power Authority RB
5.00%, 09/01/23	400	426,369
Series A, 5.00%, 09/01/23	150	159,888
Metropolitan Transportation Authority RB
4.00%, 11/15/23	200	210,056
Series A, 5.00%, 11/15/23	10	10,716
Series A-1, 5.00%, 11/15/23	50	53,395
Series A-2, 5.00%, 11/15/23	195	208,242
Series B, 5.00%, 11/15/23	930	993,116
Series B-3, 5.00%, 11/15/23	55	58,735
Series C, 5.00%, 11/15/23	160	170,865
Series C-1, 5.00%, 11/15/23	365	389,786
Series D, 5.00%, 11/15/23	400	427,162
Series F, 5.00%, 11/15/23	140	149,507
New York City Transitional Finance Authority Building Aid
Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	650	689,519
Series S-2, 5.00%, 07/15/23 (SAW)	370	392,547
Series S-3, 5.00%, 07/15/23 (SAW)	200	212,188
Series S-4A, 5.00%, 07/15/23 (SAW)	250	265,171
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
5.00%, 11/01/23	395	423,235
Security	Par (000)	Value

New York (continued)
Series A-1, 4.00%, 08/01/23	$125	$130,966
Series A-1, 5.00%, 08/01/23	590	626,922
Series A-3, 5.00%, 08/01/23	210	223,142
Series B-1, 4.00%, 08/01/23	100	104,772
Series B-1, 5.00%, 11/01/23	100	107,148
Series C, 5.00%, 11/01/23	640	685,749
Series D, 5.00%, 11/01/23	315	337,517
Series E-1, 5.00%, 02/01/23	25	26,085
Series F-1, 5.00%, 02/01/23	295	307,808
Sub-Series C, 5.00%, 11/01/23	645	691,106
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/23	175	182,700
Series AA-2, 5.00%, 06/15/23	885	935,973
Series BB2, 4.00%, 06/15/23	135	140,896
Series DD, 5.00%, 06/15/23	385	407,175
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	26,696
Series B, 5.00%, 11/15/23	20	21,283
New York State Dormitory Authority RB
5.00%, 07/01/23	100	105,804
Series 2015 B-A, 5.00%, 03/15/23	110	115,308
Series A, 4.00%, 03/15/23	60	62,215
Series A, 4.00%, 10/01/23 (SAW)	240	250,583
Series A, 5.00%, 02/15/23	1,420	1,483,355
Series A, 5.00%, 03/15/23	1,385	1,451,829
Series A, 5.00%, 07/01/23	110	116,369
Series A, 5.00%, 10/01/23 (AGM)	65	69,412
Series A, 5.00%, 10/01/23 (SAW)	150	159,075
Series A, 5.00%, 02/15/36 (PR 02/15/23)	1,000	1,044,783
Series A, 5.50%, 05/15/23 (NPFGC)	205	217,521
Series B, 5.00%, 02/15/23	760	793,937
Series B, 5.00%, 07/01/23	315	333,513
Series B, 5.00%, 10/01/23	200	213,747
Series C, 5.00%, 03/15/23	835	875,290
Series D, 5.00%, 02/15/23	335	349,824
Series E, 5.00%, 02/15/23	325	339,608
Series E, 5.00%, 03/15/23	245	256,774
Series E, 5.00%, 10/01/23 (SAW)	50	53,025
New York State Environmental Facilities Corp. RB
5.00%, 05/15/23	200	210,911
5.00%, 06/15/23	605	639,902
Series B, 5.00%, 06/15/23	110	116,346
Series D, 5.00%, 09/15/23	175	186,690
New York State Thruway Authority RB
Series K, 5.00%, 01/01/23	160	166,326
Series L, 5.00%, 01/01/23	260	270,279
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/23	1,370	1,436,106
Series A-2, 5.00%, 03/15/23	175	183,444
Series C-1, 5.00%, 03/15/23	325	340,682
Series D, 5.00%, 03/15/23	805	843,843
Series E, 5.00%, 03/15/23	140	146,755
Port Authority of New York & New Jersey RB
5.00%, 07/15/23	355	376,313
5.00%, 10/15/23	130	138,861
5.00%, 11/15/23	310	331,998
Series 179, 5.00%, 12/01/23	350	375,360
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%,
10/15/23	855	914,527
State of New York GO, Series A, 4.00%, 03/01/23	240	248,688

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Town of Brookhaven NY GOL, Series A, 3.00%, 03/15/23	$500	$513,050
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/23	155	166,200
Series A, 5.00%, 11/15/23	140	150,116
Series A, 5.00%, 11/15/23	530	568,296
Series A, 5.00%, 11/15/23 (Call 05/15/23)	100	105,148
Series B, 4.00%, 11/15/23	380	400,741
Series B, 5.00%, 11/15/23	270	289,509
		34,970,897
North Carolina — 2.1%
Cape Fear Public Utility Authority RB, Series A, 5.00%,
06/01/23	50	52,798
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	42,951
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	21,141
County of Buncombe NC RB
5.00%, 06/01/23	335	353,795
Series A, 5.00%, 06/01/23	200	211,221
County of Durham NC GO, 5.00%, 10/01/23	200	213,747
County of Forsyth NC GO, 5.00%, 12/01/23	255	273,960
County of Guilford NC GO, Series A, 5.00%, 05/01/23	685	721,625
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/23	100	106,543
Series B, 5.00%, 12/01/23	65	69,821
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	295	315,175
County of Union NC GO, 5.00%, 09/01/23	665	708,730
County of Wake NC GO
5.00%, 04/01/23	120	125,999
Series B, 4.00%, 05/01/23	125	130,102
County of Wake NC RB
5.00%, 09/01/23	150	159,815
Series A, 5.00%, 12/01/23	465	499,398
North Carolina Medical Care Commission RB, 5.00%,
06/01/23	15	15,844
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/23	110	114,339
Series E, 5.00%, 01/01/23	10	10,394
North Carolina State University at Raleigh RB, 5.00%, 10/01/28
(PR 10/01/23)	200	213,609
State of North Carolina GO
5.00%, 06/01/23	65	68,683
Series A, 5.00%, 06/01/23	1,615	1,706,496
State of North Carolina RB
5.00%, 03/01/23	720	753,164
Series A, 5.00%, 05/01/23	260	273,767
Series C, 5.00%, 05/01/23	155	163,208
		7,326,325
North Dakota — 0.0%
North Dakota Public Finance Authority RB, Series A, 5.00%,
10/01/23	105	112,163

Ohio — 3.9%
City of Cincinnati OH Water System Revenue RB, Series B,
5.00%, 12/01/23	190	204,091
City of Columbus OH GO
5.00%, 07/01/30 (PR 07/01/23)	1,250	1,323,831
Series 1, 5.00%, 07/01/23	175	185,413
Series 2017-1, 4.00%, 04/01/23	500	519,210
Series 5, 5.00%, 08/15/23	270	287,276
Series A, 4.00%, 07/01/23	25	26,137
Series A, 5.00%, 02/15/23	260	271,687
Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 04/01/23	$170	$178,499
Series A, 5.00%, 08/15/23	130	138,318
Series A, 5.00%, 08/15/28 (PR 08/15/23)	225	239,336
City of Columbus OH GOL, Series B, 5.00%, 08/15/23	270	287,276
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	135	144,910
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	20	21,468
Miami University/Oxford OH RB, 5.00%, 09/01/23	165	175,850
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28
(PR 05/15/23)	625	659,039
Ohio Higher Educational Facility Commission RB
5.00%, 12/01/23	150	160,897
Series A, 5.00%, 12/01/23	160	171,624
Ohio State University (The) RB
5.00%, 12/01/23	610	654,893
Series A, 5.00%, 12/01/23	395	424,070
Ohio Turnpike & Infrastructure Commission RB
Series A, 5.00%, 02/15/23	405	423,204
Series A-1, 5.00%, 02/15/23	290	303,035
Ohio University RB, Series A, 5.00%, 12/01/23	120	128,581
Ohio Water Development Authority RB
5.00%, 12/01/23	595	639,580
Series A, 5.00%, 06/01/23	205	216,642
Series B, 5.00%, 12/01/23	130	139,740
Ohio Water Development Authority Water Pollution Control
Loan Fund RB
5.00%, 06/01/23	180	190,222
5.00%, 12/01/23	255	274,106
5.50%, 06/01/23	235	249,899
5.50%, 12/01/23	150	162,598
Series 2015-A, 5.00%, 12/01/23	240	257,982
State of Ohio Department of Administrative Services COP,
5.00%, 09/01/23	275	292,589
State of Ohio GO
Series A, 5.00%, 03/01/23	155	162,226
Series A, 5.00%, 03/15/23	135	141,498
Series A, 5.00%, 05/01/23	370	389,402
Series A, 5.00%, 08/01/23	345	366,537
Series A, 5.00%, 09/15/23	270	288,036
Series B, 4.00%, 09/01/23	200	209,952
Series B, 5.00%, 08/01/23	185	196,549
Series C, 5.00%, 09/01/23	90	95,889
Series C, 5.00%, 11/01/23	100	107,130
Series S, 5.00%, 04/01/23	50	52,494
Series S, 5.00%, 05/01/23	110	115,825
Series T, 5.00%, 11/01/23	150	160,668
Series V, 5.00%, 05/01/23	500	526,476
Series W, 4.00%, 05/01/23	150	156,084
State of Ohio GOL, Series A, 5.00%, 09/01/23	115	122,525
State of Ohio RB
5.00%, 10/01/23 (ETM)	125	133,506
Series A, 5.00%, 02/01/23	100	104,301
Series A, 5.00%, 04/01/23	230	241,388
Series C, 5.00%, 12/01/23	440	472,382
		13,394,871
Oklahoma — 0.8%
City of Oklahoma City OK GO, 5.00%, 03/01/23	215	225,023
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	725	765,178

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Agricultural & Mechanical Colleges RB, Series C,
5.00%, 08/01/23	$130	$138,075
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/23	315	333,606
Series A, 5.00%, 01/01/23	45	46,796
Series A, 5.00%, 07/01/23	140	148,269
Series B, 5.00%, 07/01/23	200	211,813
Series C, 5.00%, 01/01/23	100	103,991
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	180	190,684
Oklahoma Turnpike Authority RB, Series D, 4.00%, 01/01/23	180	185,597
Oklahoma Water Resources Board RB
5.00%, 04/01/23	335	351,747
Series A, 5.00%, 04/01/23	135	141,700
		2,842,479
Oregon — 2.0%
City of Eugene OR Electric Utility System Revenue RB,
Series A, 5.00%, 08/01/23	175	185,816
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 03/01/23	500	523,142
Series A, 5.00%, 10/01/23	90	96,155
Series B, 5.00%, 06/15/23	310	327,752
Series B, 5.00%, 10/01/23	115	122,805
City of Portland OR Water System Revenue RB, Series A,
5.00%, 04/01/23	220	230,972
City of Salem OR GO, 5.00%, 06/01/23	100	105,569
City of Salem OR Water & Sewer Revenue RB, 5.00%,
06/01/23	75	79,177
Deschutes & Jefferson Counties School District No. 2J
Redmond/OR GO, 0.00%, 06/15/23 (GTD)(a)	45	44,500
Multnomah County School District No. 1 Portland/OR GO,
5.00%, 06/15/23 (GTD)	260	275,036
Oregon State Business Development Commission RB, Series
232, VRDN,2.40%, 12/01/40 Put(b)	350	357,063
Oregon State Lottery RB
Series A, 5.00%, 04/01/23	380	398,997
Series B, 5.00%, 04/01/23	135	141,749
Series C, 5.00%, 04/01/23	145	152,249
Port of Portland OR Airport Revenue RB, Series 23, 5.00%,
07/01/23	175	185,260
Portland Community College District GO, 5.00%, 06/15/23	235	248,590
Salem-Keizer School District No. 24J GO, Series B, 0.00%,
06/15/23 (GTD)(a)	150	148,072
State of Oregon Department of Transportation RB
Series C, 5.00%, 11/15/23	160	171,591
Series A, 5.00%, 11/15/23	605	648,827
Series A, 5.00%, 11/15/29 (PR 11/15/23)	1,000	1,072,505
State of Oregon GO
Series A, 5.00%, 08/01/23	50	53,129
Series C, 5.00%, 06/01/23	100	105,638
Series D, 5.00%, 05/01/23	295	310,697
Series F, 5.00%, 05/01/23	100	105,321
Series G, 5.00%, 11/01/23	45	48,217
Series H, 5.00%, 05/01/23	495	521,338
Series L, 5.00%, 08/01/23	235	249,706
Series O, 5.00%, 08/01/23	70	74,381
Tri-County Metropolitan Transportation District of Oregon RB,
Series B, 5.00%, 09/01/23	20	21,302
		7,005,556
Security	Par (000)	Value

Pennsylvania — 2.1%
City of Philadelphia PA GO
5.00%, 08/01/23	$250	$265,452
Series A, 5.00%, 08/01/23	115	122,108
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/23	550	571,538
First Series, 5.00%, 02/01/23	110	114,652
First Series, 5.00%, 03/01/23	265	277,059
First Series, 5.00%, 03/15/23	195	204,162
First Series, 5.00%, 04/01/23	185	194,005
First Series, 5.00%, 06/15/23	160	169,004
First Series, 5.00%, 08/15/23	815	865,726
First Series, 5.00%, 09/15/23	290	308,887
First Series, 5.00%, 04/01/24 (PR 04/01/23)	350	367,371
Second Series, 5.00%, 09/15/23	340	362,143
Second Series, 5.00%, 10/15/23	570	609,252
County of Lehigh PA GO, 4.00%, 11/15/23	650	684,765
Delaware County Authority RB
5.00%, 08/01/23	110	116,714
5.00%, 12/01/23	75	80,434
Pennsylvania Intergovernmental Cooperation Authority ST,
5.00%, 06/15/23	225	237,980
Pennsylvania State University (The) RB, Series B, 5.00%,
09/01/23	225	239,759
Pennsylvania Turnpike Commission RB
5.00%, 12/01/23	250	268,351
Series A, 5.00%, 12/01/23	515	552,975
Series A, 5.25%, 07/15/23 (AGM)	175	186,400
Series A-1, 5.00%, 12/01/23	225	241,516
Series B, 5.00%, 12/01/23	35	37,503
Southeastern Pennsylvania Transportation Authority RB,
5.00%, 06/01/23	120	126,766
		7,204,522
Rhode Island — 0.9%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	485	512,362
Rhode Island Health & Educational Building Corp. RB, 5.00%,
09/01/23	215	229,103
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB
Series A, 5.00%, 10/01/23	295	315,226
Series B, 5.00%, 10/01/23	500	534,281
Series C, 5.00%, 10/01/23	25	26,714
State of Rhode Island COP, Series B, 5.00%, 10/01/23	145	154,567
State of Rhode Island GO
5.00%, 11/01/23	50	53,565
Series A, 3.00%, 08/01/23	400	413,087
Series A, 5.00%, 05/01/23	150	157,962
Series D, 5.00%, 08/01/23	460	488,716
Series A, 5.00%, 08/01/23	120	127,491
		3,013,074
South Carolina — 0.2%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/23	120	128,922
South Carolina Transportation Infrastructure Bank RB,
Series A, 5.00%, 10/01/23	115	122,885
State of South Carolina GO
Series A, 5.00%, 04/01/23 (SAW)	295	309,819
Series A, 5.00%, 08/01/23 (SAW)	200	212,578
		774,204

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 2.3%
City of Memphis TN GO
5.00%, 05/01/23	$370	$389,830
Series A, 5.00%, 11/01/23	125	134,003
County of Blount TN GO, Series B, 5.00%, 06/01/23	260	274,480
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	260	273,968
County of Knox TN GO
5.00%, 04/01/23	50	52,482
5.00%, 06/01/23	175	184,770
County of Shelby TN GO
Series A, 4.00%, 03/01/23	260	269,326
Series A, 5.00%, 03/01/23	160	167,459
County of Sumner TN GO, 5.00%, 12/01/23	70	75,165
County of Washington TN GO, Series A, 4.00%, 06/01/23	75	78,176
County of Williamson TN GO, 5.00%, 04/01/23	70	73,474
Metropolitan Government Nashville & Davidson County
Sports Authority RB, 5.00%, 07/01/23	105	111,110
Metropolitan Governmevnt of Nashville & Davidson
County TN Electric Revenue RB, Series A, 5.00%, 05/15/23	215	226,615
Metropolitan Government of Nashville & Davidson County
TN GO
5.00%, 07/01/23	1,405	1,487,576
Series A, 5.00%, 07/01/23	340	359,983
Series A, 5.00%, 01/01/29 (PR 01/01/23)	60	62,367
Series A, 5.00%, 01/01/33 (PR 01/01/23)	1,250	1,299,302
Metropolitan Government of Nashville & Davidson County TN
Water & Sewer Revenue RB
5.00%, 07/01/23	70	74,114
Series B, 5.00%, 07/01/23	100	105,877
State of Tennessee GO
Series A, 5.00%, 08/01/23	870	924,310
Series A, 5.00%, 09/01/23	250	266,440
Series B, 5.00%, 08/01/23	140	148,740
Tennessee State School Bond Authority RB
5.00%, 11/01/23	120	128,687
Series A, 5.00%, 11/01/23	240	257,373
Series B, 5.00%, 11/01/23	640	686,328
		8,111,955
Texas — 11.2%
Abilene Independent School District GO, 5.00%, 02/15/23
(PSF)	175	182,754
Aldine Independent School District GO, 5.00%, 02/15/23
(PSF)	135	141,039
Allen Independent School District GO, 5.00%, 02/15/23 (PSF)	225	235,113
Alvin Independent School District/TX GO, Series C, 5.00%,
02/15/23 (PSF)	235	245,538
Arlington Independent School District/TX GO, Series B, 5.00%,
02/15/23 (PSF)	385	402,223
Austin Community College District GOL, 5.00%, 08/01/23	235	249,597
Austin Community College District Public Facility Corp. RB,
5.00%, 08/01/23	100	106,134
Austin Independent School District GO
Series B, 5.00%, 08/01/23	460	488,787
Series B, 5.00%, 08/01/23 (PSF)	190	202,155
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	45	46,994
Series B, 5.00%, 02/15/23 (PSF)	40	41,772
Board of Regents of the University of Texas System RB
Series A, 5.00%, 08/15/23	240	255,357
Series I, 5.00%, 08/15/23	375	398,995
Series J, 5.00%, 08/15/23	310	329,836
Security	Par (000)	Value

Texas (continued)
Bryan Independent School District GO, 4.00%, 02/15/23 (PSF)	$250	$258,660
Central Texas Regional Mobility Authority RB, Series A, 5.00%,
01/01/23	100	103,776
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/23 (AMBAC)(a)	250	246,160
Series C, 5.00%, 08/15/23	625	663,603
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%,
11/15/23	235	251,980
City of Austin TX GOL, 5.00%, 09/01/23	1,235	1,315,605
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	40	42,182
5.00%, 11/15/23	215	230,388
Series A, 5.00%, 05/15/23	145	152,911
Series A, 5.00%, 11/15/23	375	402,235
City of Denton TX GOL, 5.00%, 02/15/23	115	119,985
City of Fort Worth TX Water & Sewer System Revenue RB,
Series A, 5.00%, 02/15/23	165	172,381
City of Garland TX GOL, 5.00%, 02/15/23	165	172,399
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/23	140	150,142
Series B, 5.00%, 11/15/23	140	150,142
Series C, 5.00%, 05/15/23	355	374,320
Series D, 5.00%, 11/15/23	200	214,488
Serries C, 5.00%, 11/15/23	310	332,457
City of Houston TX GOL, Series A, 5.00%, 03/01/23	135	141,278
City of Lubbock TX GOL, 5.00%, 02/15/23	110	114,921
City of Plano TX GOL, 5.00%, 09/01/23	180	191,807
City of Round Rock TX GOL, 5.00%, 08/15/23	75	79,739
City of San Antonio Texas Electric & Gas Systems Revenue
RB, Series REF, 5.00%, 02/01/23	175	182,634
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/23	505	527,029
5.00%, 02/01/23 (ETM)	330	344,057
City of San Antonio TX GOL, 5.00%, 02/01/23	520	542,577
City of Waco TX GOL, 5.00%, 02/01/23	75	78,241
Clear Creek Independent School District GO, 5.00%, 02/15/23
(PSF)	140	146,188
Conroe Independent School District GO
5.00%, 02/15/23 (PSF)	225	235,114
Series A, 5.00%, 02/15/23 (PSF)	165	172,417
County of Bexar TX GOL, 5.00%, 06/15/23	415	438,823
County of Harris TX GOL, Series A, 5.00%, 10/01/23	90	96,171
County of Harris TX RB
5.00%, 08/15/23	275	292,596
Series A, 5.00%, 08/15/23	300	319,196
Cuero Independent School District GO, 5.00%, 08/15/30
(PR 08/15/23) (PSF)	540	573,550
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/23 (PSF)	570	595,426
Series A, 5.00%, 02/15/23 (PSF)	35	36,573
Dallas Area Rapid Transit RB
5.00%, 12/01/23	150	161,153
Series A, 5.00%, 12/01/23	315	338,422
Dallas Independent School District GO, 5.00%, 08/15/23
(PSF)	100	106,272
Dallas/Fort Worth International Airport RB
5.00%, 11/01/23	200	213,934
Series G, 5.00%, 11/01/23	160	171,148
Denton Independent School District GO, 5.00%, 08/15/23
(PSF)	100	106,351

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Fort Bend Independent School District GO, Series A, 5.00%,
08/15/23 (PSF)	$105	$111,602
Frisco Independent School District GO, Series A, 5.00%,
08/15/23 (PSF)	80	85,132
Goose Creek Consolidated Independent School District GO,
5.00%, 02/15/28 (PR 02/15/23) (PSF)	900	939,748
Grapevine-Colleyville Independent School District GO, 0.00%,
08/15/23 (PSF)(a)	100	98,630
Harris County Toll Road Authority (The) RB, Series A, 5.00%,
08/15/23	335	356,435
Houston Community College System GOL, 5.00%, 02/15/23	270	281,906
Houston Independent School District GOL
5.00%, 02/15/23 (PSF)	350	365,732
Series A, 5.00%, 02/15/23 (PSF)	185	193,315
Humble Independent School District GO, Series B, 5.00%,
02/15/23 (PSF)	50	52,247
Katy Independent School District GO
5.00%, 02/15/23 (PSF)	95	99,240
Series A, 5.00%, 02/15/23 (PSF)	370	386,513
Keller Independent School District/TX GO, Series A, 5.00%,
02/15/23 (PSF)	50	52,215
Killeen Independent School District GO, 5.00%, 02/15/23
(PSF)	180	187,995
Klein Independent School District GO
5.00%, 02/01/23 (PSF)	150	156,528
Series A, 5.00%, 08/01/23 (PSF)	390	414,467
Laredo Independent School District GO, 5.00%, 08/01/23
(PSF)	25	26,530
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	240	236,639
5.00%, 08/15/23 (PSF)	20	21,267
Series A, 5.00%, 08/15/23 (PSF)	85	90,385
Series A, 0.00%, 08/15/23 (PSF)(a)	50	49,294
Series B, 5.00%, 08/15/23	20	21,257
Series D, 0.00%, 08/15/23 (PSF)(a)	95	93,669
Lewisville Independent School District GO
5.00%, 08/15/23	200	212,638
5.00%, 08/15/23 (PSF)	800	850,554
Series A, 4.00%, 08/15/23 (PSF)	35	36,679
Series A, 5.00%, 08/15/23 (PSF)	170	180,743
Series B, 5.00%, 08/15/23	115	122,267
Lone Star College System GOL, Series B, 5.00%, 02/15/23	335	349,986
Lower Colorado River Authority RB
5.00%, 05/15/23	320	337,373
Series B, 5.00%, 05/15/23	355	374,273
Magnolia Independent School District/TX GO, 5.00%, 08/15/23 (PSF)	90	95,673
Manor Independent School District GO, 5.00%, 08/01/23
(PSF)	100	106,134
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/23	365	390,826
Series A, 5.00%, 11/01/23	205	219,505
Series B, 5.00%, 11/01/23	415	444,364
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF)	275	292,210
5.25%, 02/01/23 (PSF)	220	230,098
Series B, 5.00%, 02/01/23 (PSF)	125	130,427
North Texas Municipal Water District RB
5.00%, 06/01/23	305	321,958
6.25%, 06/01/23	75	80,405
Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District Water System Revenue
RB, 5.00%, 09/01/23	$410	$436,492
North Texas Tollway Authority RB
5.00%, 01/01/23	400	415,758
5.00%, 01/01/23 (ETM)	190	197,547
Series A, 5.00%, 01/01/23	570	592,322
Series B, 5.00%, 01/01/23	280	290,755
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	118,854
5.00%, 06/15/23 (PSF)	25	26,446
5.00%, 08/01/23 (PSF)	75	79,694
5.00%, 08/15/23 (PSF)	390	414,954
Series A, 5.00%, 08/15/23 (PSF)	65	69,159
Northwest Independent School District GO
Series A, 5.00%, 02/15/23 (PSF)	200	208,990
Series B, 5.00%, 02/15/23 (PSF)	120	125,394
Pasadena Independent School District GO, 5.00%, 02/15/23
(PSF)	95	99,220
Permanent University Fund - Texas A&M University System RB 5.00%, 07/01/23	200	211,813
Series A, 5.00%, 07/01/23	170	180,041
Series A, 5.25%, 07/01/23	195	207,202
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/23	50	52,946
Series B, 5.00%, 07/01/23	140	148,249
Plano Independent School District GO, 5.00%, 02/15/23 (PSF)	385	402,182
Prosper Independent School District GO, 5.00%, 02/15/23
(PSF)	175	182,698
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	90	95,618
San Angelo Independent School District GO, Series A, 5.00%,
02/15/23 (PSF)	190	198,297
San Antonio Water System RB
Series A, 5.00%, 05/15/23	245	258,399
Series B, 5.00%, 05/15/23	160	168,750
Southwest Higher Education Authority Inc. RB, 5.00%,
10/01/23	100	106,512
Spring Branch Independent School District GOL, Series A,
5.00%, 02/01/23 (PSF)	185	192,994
Spring Independent School District GO, 5.00%, 08/15/23
(PSF)	420	446,474
State of Texas GO
5.00%, 04/01/23	150	157,463
5.00%, 08/01/23	150	159,341
5.00%, 10/01/23	760	812,238
Series A, 5.00%, 10/01/23	120	128,248
Series A, 5.00%, 10/01/23	470	502,304
Series B-1, 5.00%, 08/01/23	100	106,227
Series D, 5.00%, 05/15/23	100	105,442
Series I, 5.00%, 04/01/23	115	120,721
State of Texas GOL, Series A, 5.00%, 08/01/23	175	185,897
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	106,292
5.00%, 12/01/23	40	42,929
Tarrant Regional Water District RB, 6.00%, 09/01/23	200	216,187
Tarrant Regional Water District Water Supply System RB
5.00%, 03/01/23	410	429,159
Series A, 5.00%, 03/01/23	145	151,776
Texas A&M University RB
Series B, 5.00%, 05/15/23	180	189,772

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series D, 5.00%, 05/15/23	$35	$36,900
Series E, 5.00%, 05/15/23	210	221,401
Texas State Technical College RB, 5.00%, 10/15/23	20	21,384
Texas State University System RB
5.00%, 03/15/23	170	178,183
Series A, 5.00%, 03/15/23	1,300	1,362,578
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/23	630	673,194
Series A, 5.00%, 04/01/23	160	167,999
Series A, 5.00%, 10/01/23	170	181,656
Texas Water Development Board RB
5.00%, 04/15/23	125	131,436
5.00%, 08/01/23	125	132,823
Series A, 5.00%, 04/15/23	635	667,695
Series A, 5.00%, 10/15/23	250	267,481
Series B, 5.00%, 10/15/23	200	213,984
Trinity River Authority Central Regional Wastewater System
Revenue RB, 5.00%, 08/01/23	75	79,647
Trinity River Authority RB, 5.00%, 02/01/23	155	161,682
United Independent School District GO, 5.00%, 08/15/23
(PSF)	25	26,584
University of Houston RB, 4.00%, 02/15/23	85	87,944
University of North Texas System RB, Series A, 5.00%,
04/15/23	100	105,000
University of Texas System (The) RB
Series C, 5.00%, 08/15/23	375	398,995
Series D, 5.00%, 08/15/23	460	489,434
Series H, 5.00%, 08/15/23	25	26,600
		38,956,940
Utah — 2.0%
Alpine School District/UT GO, 5.00%, 03/15/23 (GTD)	375	393,138
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	110	117,409
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%,
02/01/23	100	104,311
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	1,750	1,861,504
Davis School District GO, 5.00%, 06/01/23 (GTD)	165	174,303
Intermountain Power Agency RB, Series A, 5.00%, 07/01/23	280	296,334
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	80,142
State of Utah GO, 5.00%, 07/01/23	40	42,392
University of Utah (The) RB
Series A, 5.00%, 08/01/23 (SAP)	350	371,687
Series B, 5.00%, 08/01/23	175	185,843
Series B, 5.00%, 08/01/27 (PR 08/01/23)	1,075	1,140,944
Series B, 5.00%, 08/01/28 (PR 08/01/23)	565	599,659
Series B-1, 5.00%, 08/01/23	205	217,702
Utah Associated Municipal Power Systems RB, Series A,
5.00%, 09/01/23	620	658,846
Utah State Building Ownership Authority RB, 5.00%, 05/15/23	405	427,095
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	245	259,064
Washington County School District Board of Education/St
George GO, 5.00%, 03/01/23 (GTD)	110	115,140
		7,045,513
Vermont — 0.0%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	106,478
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	25	26,650
Security	Par (000)	Value

Vermont (continued)
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	$25	$26,854
		159,982
Virginia — 4.7%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%,
11/01/23	1,000	1,066,605
City of Falls Church VA GO, Series B, 5.00%, 07/15/23	250	265,235
City of Hampton VA GO, Series A, 5.00%, 09/01/23 (SAW)	10	10,648
City of Newport News VA GO, Series A, 5.00%, 08/01/23	60	63,764
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	425	451,202
Series A, 5.00%, 08/01/23 (SAW)	35	37,158
City of Richmond VA Public Utility Revenue RB, 5.00%,
01/15/23	175	182,297
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	500	521,582
Series B, 5.00%, 06/01/23	100	105,638
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	70	75,004
County of Fairfax VA GO
Series A, 5.00%, 10/01/23 (SAW)	700	748,597
Series B, 5.00%, 04/01/23 (SAW)	75	78,785
Series B, 5.00%, 10/01/23 (SAW)	625	668,390
County of Henrico VA GO
5.00%, 08/01/23 (SAW)	100	106,258
Series A, 5.00%, 08/01/23	165	175,326
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	140	150,489
Series A, 5.00%, 12/01/23 (SAW)	600	644,954
County of Prince William VA COP, 5.00%, 10/01/23	120	128,000
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	106,243
Fairfax County Water Authority RB, 5.00%, 04/01/23	515	540,870
Hampton Roads Sanitation District RB, Series A, 5.00%,
07/01/23	500	529,752
Town of Leesburg VA GO, 5.00%, 01/15/23 (SAW)	125	130,237
Virginia College Building Authority RB
Series A, 5.00%, 02/01/23	385	401,518
Series A, 5.00%, 09/01/23	40	42,591
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,025	1,069,188
Series E-1, 5.00%, 02/01/23	295	307,657
Series E-2, 5.00%, 02/01/23	555	578,812
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	765	806,328
5.00%, 09/15/23	115	122,605
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,152,862
Series A, 5.00%, 05/15/23	180	189,724
Series C, 5.00%, 05/15/23	90	94,862
Virginia Public Building Authority RB
Series C, 5.00%, 08/01/23	520	552,783
Series A, 4.00%, 08/01/23	145	151,920
Series A, 5.00%, 08/01/23	290	308,328
Series A, 5.00%, 08/01/26 (PR 08/01/23)	220	233,666
Series B, 5.00%, 08/01/23	700	744,067
Virginia Public School Authority RB
4.00%, 10/01/23 (SAW)	100	105,259
5.00%, 03/01/23 (SAW)	150	156,976
5.00%, 07/15/23 (SAW)	45	47,702
5.00%, 08/01/23 (SAW)	390	414,165
Series B, 5.00%, 08/01/23	100	106,196
Series A, 5.00%, 08/01/23 (SAW)	280	297,350
Series B, 5.00%, 08/01/23 (SAW)	225	238,941

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series VI, 5.00%, 04/15/23	$155	$162,904
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/23	415	443,238
Virginia Resources Authority RB
Series A, 4.00%, 11/01/23	100	105,364
Series A, 5.00%, 11/01/23	80	85,675
Series B, 5.00%, 11/01/23	200	214,188
Series S, 5.00%, 11/01/23	390	417,666
		16,339,569
Washington — 4.7%
Central Puget Sound Regional Transit Authority TB, 5.00%,
11/01/23	100	107,130
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/23	100	104,939
5.00%, 07/01/23	50	52,939
City of Seattle WA GO, 5.00%, 12/01/23	100	107,341
City of Seattle WA GOL
Series A, 5.00%, 04/01/23	445	466,980
Series A, 5.00%, 06/01/23	100	105,569
Series A, 5.00%, 11/01/23	100	107,058
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/23	230	244,899
Series B, 5.00%, 04/01/23	350	367,287
Series C, 5.00%, 09/01/23	290	308,785
Series C, 5.00%, 10/01/23	195	208,202
City of Seattle WA Water System Revenue RB, 5.00%,
05/01/23	235	247,353
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	390	418,776
City of Tacoma WA Electric System Revenue RB, 5.00%,
01/01/23	205	213,220
Clark County Public Utility District No. 1 RB, Series 1, 5.00%,
01/01/23	235	244,379
Clark County School District No. 117 Camas GO, 5.00%,
12/01/23 (GTD)	115	123,551
County of King WA GOL
5.00%, 07/01/23	480	508,561
5.25%, 01/01/23	115	119,884
Series B, 5.00%, 12/01/23	165	177,268
Series E, 5.00%, 12/01/23	165	177,268
County of King WA Sewer Revenue RB, Series B, 5.00%,
07/01/23	430	455,586
County of Snohomish WA GOL, 5.00%, 12/01/23	125	134,176
Energy Northwest RB
5.00%, 07/01/23	110	116,594
Series A, 4.00%, 07/01/23	150	156,885
Series A, 5.00%, 07/01/23	1,470	1,558,113
Grant County Public Utility District No 2 Priest Rapids
Hydroelectric Project RB, Series A, 5.00%, 01/01/23	250	259,931
King County School District No. 216 Enumclaw GO, 5.00%,
12/01/23 (GTD)	50	53,623
King County School District No. 401 Highline GO, 5.00%,
12/01/23 (GTD)	25	26,835
King County School District No. 403 Renton GO, 5.00%,
12/01/23 (GTD)	125	134,223
King County School District No. 405 Bellevue GO, 5.00%,
12/01/23 (GTD)	710	762,792
King County School District No. 411 Issaquah GO, 5.00%,
12/01/23 (GTD)	255	273,960
Security	Par (000)	Value

Washington (continued)
King County School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	$90	$96,692
Pierce County School District No. 320 Sumner GO, 5.00%,
12/01/23 (GTD)	175	187,879
Pierce County School District No. 403 Bethel GO, 5.00%,
06/01/23 (GTD)	65	68,620
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	70	75,205
Port of Seattle WA GOL
5.00%, 01/01/23	55	57,211
5.00%, 06/01/23	250	264,095
Port of Seattle WA RB, Series B, 5.00%, 03/01/23	70	73,232
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/23	180	193,281
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	131,796
Skagit County School District No. 103 Anacortes GO, 5.00%,
12/01/23 (GTD)	25	26,811
Snohomish County School District No. 15 Edmonds GO,
4.00%, 12/01/23 (GTD)	20	21,106
Snohomish County School District No. 201 Snohomish GO,
5.00%, 12/01/23 (GTD)	165	177,112
Snohomish County School District No. 4 Lake Stevens GO,
5.00%, 12/01/23 (GTD)	140	150,091
Snohomish County School District No. 6 Mukilteo GO, 5.00%,
12/01/23 (GTD)	245	263,450
Spokane & Whitman Counties School District No. 360 Cheney
GO, 5.00%, 12/01/23 (GTD)	100	107,360
State of Washington COP
Series A, 5.00%, 07/01/23	485	513,506
Series B, 5.00%, 07/01/23	235	248,812
State of Washington GO
Series C, 5.00%, 02/01/23	350	365,017
Series A, 5.00%, 08/01/23	420	445,959
Series B, 5.00%, 07/01/23	530	561,149
Series B, 5.00%, 08/01/23	185	196,434
Series C, 5.00%, 02/01/23	250	260,726
Series C, 5.50%, 07/01/23	90	93,893
Series D, 5.00%, 02/01/23	210	219,010
Series E, 5.00%, 06/01/23	100	105,569
Series E, 5.25%, 02/01/23	150	156,808
Series R, 4.00%, 07/01/23	90	94,027
Series R, 5.00%, 07/01/23	120	127,053
Series R-2015, 5.00%, 07/01/23	300	317,632
Series R-2017A, 5.00%, 08/01/23	215	228,288
Series R-2018D, 5.00%, 08/01/23	100	106,181
Series R-C, 5.00%, 07/01/23	375	397,040
State of Washington RB, Series C, 5.00%, 09/01/23	630	670,604
University of Washington RB
Series A, 4.00%, 12/01/23	165	174,280
Series B, 4.00%, 06/01/23	185	192,985
Series C, 5.00%, 12/01/23	215	230,986
Washington State University RB
5.00%, 04/01/23	315	330,408
5.00%, 10/01/23	120	128,041
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	16,087
		16,418,543
West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 06/01/23	625	660,237
Series A, 5.00%, 11/01/23	55	58,931

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia (continued)
Series A, 5.00%, 12/01/23	$100	$107,379
Series B, 5.00%, 06/01/23	225	237,685
West Virginia Commissioner of Highways RB, 5.00%,
09/01/23	110	117,215
West Virginia Parkways Authority RB, 5.00%, 06/01/23	260	274,659
West Virginia State School Building Authority Lottery RB,
Series A, 5.00%, 07/01/23	150	158,597
West Virginia Water Development Authority RB
Series A, 5.00%, 07/01/23	100	105,819
Series A-II, 5.00%, 11/01/23	80	85,719
		1,806,241
Wisconsin — 3.8%
City of Madison WI GO, Series A, 4.00%, 10/01/23	480	504,996
City of Madison WI Water Utility Revenue RB, 5.00%,
01/01/23	50	52,010
City of Milwaukee WI GO, Series N1, 5.00%, 02/01/23	270	281,446
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	370	395,113
State of Wisconsin Clean Water Fund Leveraged Loan
Portfolio RB
Series 1, 5.00%, 06/01/24 (PR 06/01/23)	1,490	1,572,368
Series 2, 5.00%, 06/01/23	115	121,357
State of Wisconsin Environmental Improvement Fund Revenue
RB, Series A, 5.00%, 06/01/23	930	982,177
State of Wisconsin GO
5.00%, 11/01/23	565	605,387
Series D, 5.00%, 05/01/23	360	379,155
Series 1, 5.00%, 05/01/23	450	473,944
Series 1, 5.00%, 11/01/23	320	342,874
Series 2, 5.00%, 11/01/23	255	273,228
Series A, 5.00%, 05/01/23	100	105,321
Series A, 5.00%, 05/01/28 (PR 05/01/23)	1,000	1,052,823
Series A, 5.00%, 05/01/29 (PR 05/01/23)	2,000	2,105,646
Series B, 4.00%, 05/01/23	55	57,245
Series C, 5.00%, 05/01/23	40	42,128

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin RB, Series A, 5.00%, 05/01/23	$400	$421,129
Wisconsin Department of Transportation RB
Series 1, 4.00%, 07/01/23	95	99,292
Series 1, 5.00%, 07/01/23	350	370,724
Series 1, 5.00%, 07/01/26 (PR 07/01/23)	645	682,626
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	640	677,802
Series 1, 5.00%, 07/01/30 (PR 07/01/23)	240	254,176
Series 2, 5.00%, 07/01/23	255	270,099
Series A, 5.00%, 07/01/23	625	662,007
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	115	122,176
Series A, 5.00%, 11/15/23	40	42,890
WPPI Energy RB, Series A, 5.00%, 07/01/23	230	242,681
		13,192,820
Total Municipal Debt Obligations — 98.6%
(Cost: $340,506,977)		342,437,582

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.01%(c)(d)	471	470,691

Total Short-Term Investments — 0.1%
(Cost: $470,738)		470,691

Total Investments in Securities — 98.7%
(Cost: $340,977,715)		342,908,273

Other Assets, Less Liabilities — 1.3%		4,385,561

Net Assets—100.0%		$347,293,834

(a)	Zero-coupon bond.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$423,667	$47,103	(a)	$—	$(32)	$(47)	$470,691	471	$49	$—

(a)       Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$342,437,582	$—	$342,437,582
Money Market Funds	470,691	—	—	470,691
	$470,691	$342,437,582	$—	$342,908,273

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded
AMBAC	Ambac Assurance Corp.	PSF.	Permanent School Fund
BAM	Build America Mutual Assurance Co.	RB	Revenue Bond
COP	Certificates of Participation	SAP	Subject to Appropriations
ETM	Escrowed to Maturity	SAW	State Aid Withholding
GO	General Obligation	ST	Special Tax
GOL	General Obligation Limited
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program
MO	Moral Obligation